Hotchkis & Wiley Funds

Supplement dated July 1, 2024
 to the Statutory Prospectus
 dated August 29, 2023, as supplemented April 1, 2024

Hotchkis & Wiley Diversified Value Fund
Hotchkis & Wiley Large Cap Value Fund
Hotchkis & Wiley High Yield Fund

Effective July 1, 2024 (“Effective Date”), Judd Peters no longer serves as a Portfolio Manager to the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley Large Cap Value Fund (the “Funds”). Accordingly, as of the Effective Date, all references to Judd Peters as Portfolio Manager in the Fund’s Prospectus are deleted in their entirety.

Effective July 1, 2024, Doug Campbell is added as a Portfolio Manager to the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley Large Cap Value Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Funds and are jointly responsible for the Fund’s day-to-day management.

Effective July 1, 2024, Daniel McKenzie is added as a Portfolio Manager to the Hotchkis & Wiley High Yield Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.

The section titled “Fund Summary - Hotchkis & Wiley Funds - Diversified Value Fund - Management - Portfolio Managers” on page 4 of the prospectus, is deleted and replaced with the following:

Investment team member	Primary title with Advisor	Started with the Fund
Doug Campbell	Portfolio Manager	2024
George H. Davis, Jr.	Executive Chairman and Portfolio Manager	2004
Patricia McKenna, CFA	Portfolio Manager	2004
Scott McBride, CFA	Chief Executive Officer and Portfolio Manager	2004

The section titled “Fund Summary - Hotchkis & Wiley Funds - Large Cap Value Fund - Management - Portfolio Managers” on page 8 of the prospectus, is deleted and replaced with the following:

Investment team member	Primary title with Advisor	Started with the Fund
Doug Campbell	Portfolio Manager	2024
George H. Davis, Jr.	Executive Chairman and Portfolio Manager	1988
Patricia McKenna, CFA	Portfolio Manager	1995
Scott McBride, CFA	Chief Executive Officer and Portfolio Manager	2001

The section titled “Fund Summary - Hotchkis & Wiley High Yield Fund - Portfolio Managers” on page 45 of the prospectus, is deleted and replaced with the following:

Investment team member	Primary title with Advisor	Started with the Fund
Ray Kennedy, CFA	Portfolio Manager	2009
Mark Hudoff	Portfolio Manager	2009
Richard Mak, CFA	Portfolio Manager	2014
Patrick Meegan, CFA	Portfolio Manager	2012
Daniel McKenzie, CFA	Portfolio Manager	2024

The section titled “The Management Team - Management of the Funds - Portfolio Managers” beginning on page 78 of the prospectus, is deleted and replaced with the following:

Investment Team Member	Primary Role	Title and Recent Biography
Doug Campbell	Jointly and primarily responsible for day-to-day management of the Diversified Value Fund and the Large Cap Value Fund. He participates in the investment research review and decision making process and represents the Funds to current and prospective shareholders.	Portfolio Manager of Advisor (since 2023); joined Advisor in 2017 as portfolio analyst and became a portfolio manager in 2023.
George H. Davis, Jr.	Jointly and primarily responsible for day-to-day management of the Diversified Value Fund, Large Cap Value Fund, Mid-Cap Value Fund and Value Opportunities Fund. He participates in the investment research review and decision-making process and represents the Funds to current and prospective shareholders.	Executive Chairman (since 2021) and Portfolio Manager (since 2001) of Advisor; Chief Executive Officer of Advisor (2001-2021); joined Advisor’s predecessor in 1988 as an equity analyst and became portfolio manager in 1989.
Hunter Doble, CFA
Jointly and primarily responsible for day-to-day management of the Mid-Cap Value Fund and International Value Fund. He participates in the investment research review and decision-making process and represents the Funds to current and prospective shareholders.
Portfolio Manager of Advisor (since 2005).
David Green, CFA	Jointly and primarily responsible for day-to-day management of the Small Cap Value Fund, International Value Fund and Value Opportunities Fund. He participates in the investment research review and decision-making process and represents the Funds to current and prospective shareholders.	Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1997 as portfolio manager.
Mark Hudoff	Jointly and primarily responsible for day-to-day management of the High Yield Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.	Portfolio Manager of Advisor (since 2009). Executive Vice President, Portfolio Manager and Head of Global High Yield investments at PIMCO (2000 – 2009).
Ray Kennedy, CFA	Jointly and primarily responsible for day-to-day management of the High Yield Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.	Portfolio Manager of Advisor (since 2008). Managing Director, Portfolio Manager and a senior member of PIMCO’s investment strategy group (1996 – 2007).
Stan Majcher, CFA	Jointly and primarily responsible for day-to-day management of the Mid-Cap Value Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.	Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1996 as an equity analyst and became portfolio manager in 1999.
Richard Mak, CFA	Jointly and primarily responsible for day–to-day management of the High Yield Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.	Portfolio Manager of Advisor (since 2013). Senior Vice-President, High Yield Portfolio Manager/Credit Analyst at PIMCO (2007 – 2013).

Investment Team Member	Primary Role	Title and Recent Biography
Scott McBride, CFA	Jointly and primarily responsible for day-to-day management of the Diversified Value Fund, Large Cap Value Fund and Global Value Fund. He participates in the investment research review and decision making process and represents the Funds to current and prospective shareholders.	Chief Executive Officer (since 2021) and Portfolio Manager of Advisor (since 2004); President of Advisor (2016-2021); joined Advisor’s predecessor in 2001 as equity analyst and became portfolio manager in 2004.
Patricia McKenna, CFA	Participates in the investment research review and decision-making process and represents the Diversified Value Fund and Large Cap Value Fund to current and prospective shareholders.	Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1995 as portfolio manager.
Daniel McKenzie, CFA	Jointly and primarily responsible for day–to-day management of the High Yield Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.	Portfolio Manager of Advisor (since 2018); joined the Advisor in 2004 as a performance specialist, completed a three-year Research Associate program and became an investment analyst in 2010. He became a portfolio manager in 2018.
Patrick Meegan, CFA	Jointly and primarily responsible for day-to-day management of the High Yield Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.	Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1998 as an equity analyst and became portfolio manager in 2001.
James Miles	Jointly and primarily responsible for day-to-day management of the Small Cap Value Fund. He participates in the investment research review and decision-making process and represents the Fund to current and prospective shareholders.	Principal and Portfolio Manager of Advisor (since 2001); joined Advisor’s predecessor in 1995 as portfolio manager.
Scott Rosenthal	Jointly and primarily responsible for day-to-day management of the Global Value Fund and International Value Fund. He participates in the investment research review and decision making process and represents the Funds to current and prospective shareholders.	Portfolio Manager of Advisor (since 2010); joined Advisor in 2007 as equity analyst and became portfolio manager in 2010.
Ryan Thomes, CFA	Jointly and primarily responsible for day–to-day management of the Small Cap Diversified Value Fund and International Small Cap Diversified Value Fund. He participates in the investment research review and decision-making process and represents the Funds to current and prospective shareholders.	Portfolio Manager of Advisor (since 2018); joined Advisor in 2008 as portfolio analyst and became portfolio manager in 2018.

* * * * *

Please retain this supplement with your Statutory Prospectus.

Hotchkis & Wiley Funds

Supplement dated July 1, 2024
 to the Statement of Additional Information (“SAI”)
 dated August 29, 2023, as supplemented April 1, 2024

Hotchkis & Wiley Diversified Value Fund
Hotchkis & Wiley Large Cap Value Fund
Hotchkis & Wiley High Yield Fund

Effective July 1, 2024 (“Effective Date”), Judd Peters no longer serves as a Portfolio Manager to the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley Large Cap Value Fund (the “Funds”). Accordingly, as of the Effective Date, all references to Judd Peters as Portfolio Manager in the Fund’s Statement of Additional Information are deleted in their entirety.

Effective July 1, 2024, Doug Campbell is added as a Portfolio Manager to the Hotchkis & Wiley Diversified Value Fund and the Hotchkis & Wiley Large Cap Value Fund. George H. Davis, Jr., Patricia McKenna and Scott McBride continue to serve as portfolio managers to the Funds and are jointly responsible for the Fund’s day-to-day management.

Effective July 1, 2024, Daniel McKenzie is added as a Portfolio Manager to the Hotchkis & Wiley High Yield Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.

As of May 31, 2024, Mr. Campbell and Mr. McKenzie were responsible for managing the following types of accounts other than the Funds.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Doug Campbell	14 $18.1 billion	11 $2.6 billion	53 $6.4 billion	2 $13.7 billion	1 $49.1 million	4 $811 million
Daniel McKenzie, CFA	0 $0	1 $324 million	9 $786 million	0 $0	0 $0	0 $0

1

The table below sets forth the beneficial ownership of the Fund(s) by Mr. Campbell and Mr. McKenzie as of May 31, 2024.

Fund Name	Name of Portfolio Manager	Dollar Range of Shares Owned
Diversified Value Fund	Doug Campbell	None
Large Cap Value Fund	Doug Campbell	None
High Yield Fund	Daniel McKenzie, CFA	None

* * * * *

Please retain this supplement with your SAI.
2